Impaired Credit Substitutes (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2017 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Gross impaired credit substitutes	₨ 0		₨ 0	$ 0
Debt securities, other than asset and mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Average impaired credit substitutes	0	$ 0	0
Interest income recognized on impaired credit substitutes	0	$ 0	0
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes
Schedule of Available-for-sale Securities [Line Items]
Gross impaired credit substitutes	0		0	0
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes by Industry
Schedule of Available-for-sale Securities [Line Items]
Gross impaired credit substitutes	₨ 0		₨ 0	$ 0